Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Currency Exchange Rates [Abstract]
Foreign currency exchange rates balance sheet	7.1884		7.1268
Foreign currency exchange rates profits/loss	7.1373	7.1587